Accrued liabilities and payables	9 Months Ended
Sep. 30, 2019
Accrued liabilities and payables
Accrued liabilities and payables

8. Accrued liabilities and payables

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Accrued administrative and operating expenses	$3,578	$3,004
Current tax payable	348	1,375
Refund liabilities	1,367	1,834
Current portion of advance for refundable value added tax	—	429
Accrued interest	2,836	604
Other accruals and payables	410	212
Total accrued liabilities and other payables	$8,539	$7,458